UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $11,589,363 of securities on loan) (1)	$168,076,741
Cash	459,587
Interest receivable	1,557,777
Subscriptions receivable	158,717
Receivable for investments sold	2,230,592
Variation margin on futures contracts	4,830

Total assets	172,488,244

LIABILITIES:
Due to investment adviser	97,262
Payable upon return of securities loaned	11,838,515
Redemptions payable	179,694
Payable for investments purchased	548,035

Total liabilities	12,663,506

NET ASSETS	$159,824,738

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,620,181
Additional paid-in capital	162,529,468
Net unrealized depreciation on investments and futures contracts	(2,632,441)
Undistributed net investment income	154,220
Accumulated net realized loss on investments and futures contracts	(1,846,690)

NET ASSETS	$159,824,738

NET ASSET VALUE PER OUTSTANDING SHARE	$9.86
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	16,201,812

(1) Cost of investments in securities:	$170,733,635

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$4,382,965
Income from securities lending	1,562
Dividends	1,167

Total income	4,385,694

EXPENSES:
Management fees	499,488

NET INVESTMENT INCOME	3,886,206

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,339,924)
Net realized loss on futures contracts	(801,241)
Change in net unrealized depreciation on investments	6,868,724
Change in net unrealized appreciation on futures contracts	(257,543)

Net realized and unrealized gain on investments and futures contracts	4,470,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,356,222

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,886,206	$9,298,240
Net realized gain (loss) on investments	(1,339,924)	371,059
Net realized gain (loss) on futures contracts	(801,241)	2,181,940
Change in net unrealized depreciation on investments	6,868,724	(10,930,698)
Change in net unrealized appreciation on futures contracts	(257,543)	230,356

Net increase in net assets resulting from operations	8,356,222	1,150,897

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,731,986)	(9,328,362)
From net realized gains	0	(338,492)

Total distributions	(3,731,986)	(9,666,854)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	40,103,656	74,558,949
Reinvestment of distributions	3,731,986	9,666,854
Redemptions of shares	(28,518,427)	(131,757,306)

Net increase (decrease) in net assets resulting from share transactions	15,317,215	(47,531,503)

Total increase (decrease) in net assets	19,941,451	(56,047,460)

NET ASSETS:
Beginning of period	139,883,287	195,930,747

End of period (1)	$159,824,738	$139,883,287
	0	0
OTHER INFORMATION:

SHARES:
Sold	4,095,294	7,607,934
Issued in reinvestment of distributions	383,678	1,002,478
Redeemed	(2,947,820)	(13,727,596)

Net increase (decrease)	1,531,152	(5,117,184)

(1) Including undistributed net investment income	$154,220	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$9.53		$9.90	$9.71	$9.71	$9.88	$9.85

Income from Investment Operations

Net investment income	0.26		0.52	0.44	0.42	0.34	0.30
Net realized and unrealized gain (loss)	0.32		(0.35)	0.19	0.00	(0.17)	0.03

Total Income From Investment Operations	0.58		0.17	0.63	0.42	0.17	0.33

Less Distributions

From net investment income	(0.25)		(0.52)	(0.44)	(0.42)	(0.34)	(0.30)
From net realized gains	0.00		(0.02)

Total Distributions	(0.25)		(0.54)	(0.44)	(0.42)	(0.34)	(0.30)

Net Asset Value, End of Period	$9.86		$9.53	$9.90	$9.71	$9.71	$9.88

Total Return ±	6.00%	^	1.94%	6.68%	4.42%	1.78%	3.38%

Net Assets, End of Period ($000)	$159,825		$139,883	$195,931	$126,727	$114,270	$110,466

Ratio of Expenses to Average Net Assets	0.70%	*	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	5.44%	*	5.00%	4.73%	4.34%	3.52%	2.93%

Portfolio Turnover Rate	14.93%	^	72.10%	55.74%	62.84%	32.96%	65.55%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.  The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$154,165,734	$-	$154,165,734
Short-term investments	11,838,515	2,054,000	-	13,892,515
Other financial instruments*	4,830	-	-	4,830
Preferred Stock	-	18,492	-	18,492
Total	$11,843,345	$156,238,226	$-	$168,081,571

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2009.

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2009:

Description	Bonds
Beginning Balance, January 1, 2009	$27,250
Total realized gain (or losses)	-
Total unrealized gain (or losses)	(8,094)
Purchases, sales and corporate actions	30
Transfers into (out of) Level 3	(19,186)
Ending Balance, June 30, 2009	$-

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2009 were $6,773,850, $5,961,592 and 3.73%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2009 were $190,625, $47,563 and 0.03%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A).  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 3009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $10,774,304 and $7,300,952, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $22,147,109 and $13,697,756, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $170,740,607.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,124,427 and gross depreciation of securities in which there was an excess of tax cost over value of $6,788,293, resulting in net depreciation of $2,663,866.

5.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Portfolio uses futures contracts for yield curve management.  Two positions are opened and one of the paired positions is expected to outperform relative to the curve.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$4,830	-	-

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	$801,241	Change in unrealized appreciation on futures contracts	$(257,543)

As of June 30, 2009, the Portfolio held 35 U.S. Treasury Bond short futures contracts and 30 U.S. 2 Year Treasury Note short futures contracts. The contracts expire in September 2009 and the Portfolio has recorded unrealized appreciation of $3,828 and $20,625, respectively, for a total unrealized appreciation of $24,453.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $11,589,363 and received collateral of $11,838,515 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
AAA	85,389,476	50.80%
AA	4,911,220	2.92%
A	24,287,899	14.45%
BAA	25,194,126	14.99%
BA	4,531,334	2.70%
B	5,071,318	3.02%
C	3,806,785	2.26%
Withdrawn Rating	729,075	0.43%
Not Rated	244,500	0.15%
Preferred Stock	18,493	0.01%
Short Term Investments*	13,892,515	8.27%
	$168,076,741	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.62%
100,000	Alliant Techsystems Inc	91,750
	6.75% April 1, 2016
150,000	Embraer Overseas Ltd	140,625
	6.38% January 24, 2017
200,000	L-3 Communications Corp	186,000
	6.13% January 15, 2014
300,000	Lockheed Martin Corp	305,993
	4.12% March 14, 2013
250,000	Raytheon Co	266,141
	5.38% April 1, 2013
		$990,509

Agency --- 3.24%
2,500,000	Federal Home Loan Bank	2,660,285
	5.00% November 17, 2017
1,500,000	Freddie Mac *	1,589,216
	4.13% September 27, 2013
750,000	Freddie Mac *	929,783
	6.75% March 15, 2031
		$5,179,284

Agency - Pass Through --- 29.78%
232,177	Fannie Mae	232,501
	4.50% August 1, 2035
930,171	Fannie Mae	962,137
	5.50% March 1, 2036
800,715	Fannie Mae	838,764
	6.00% February 1, 2036
1,201,976	Fannie Mae	1,247,226
	5.50% July 1, 2033
716,980	Fannie Mae	764,606
	6.50% August 1, 2037
592,490	Fannie Mae	620,411
	5.00% February 1, 2018
870,733	Fannie Mae	903,349
	4.50% June 1, 2018
2,270,435	Fannie Mae	2,376,197
	6.00% March 1, 2037
4,425,276	Fannie Mae ‡	4,637,988
	5.54% March 1, 2047
19,614	Fannie Mae	20,917
	6.50% April 1, 2037
615,902	Fannie Mae	657,006
	6.50% June 1, 2036
1,397,461	Fannie Mae	1,462,557
	6.00% August 1, 2037
1,929,552	Fannie Mae	2,021,243
	6.00% February 1, 2037
242,949	Freddie Mac	254,266
	6.00% April 1, 2035
208,232	Freddie Mac	218,843
	6.00% November 1, 2033
601,892	Freddie Mac	631,874
	5.50% February 1, 2018
124,496	Freddie Mac	132,571
	6.50% February 1, 2036
410,196	Freddie Mac	409,615
	4.50% November 1, 2035
2,105,603	Freddie Mac	2,180,924
	5.50% August 1, 2035
539,056	Freddie Mac	538,293
	4.50% May 1, 2035
1,682,904	Freddie Mac	1,758,310
	6.00% July 1, 2038
244,813	Freddie Mac	260,557
	6.00% May 1, 2021
403,411	Freddie Mac	402,840
	4.50% March 1, 2036
621,243	Freddie Mac	668,595
	7.00% August 1, 2037
1,828,151	Freddie Mac	1,890,690
	5.50% August 1, 2036
1,083,084	Freddie Mac	1,120,135
	5.50% June 1, 2036
534,757	Freddie Mac	558,748
	6.00% August 1, 2037
5,280,780	Freddie Mac	5,382,888
	5.00% April 1, 2037
717,058	Freddie Mac ‡	752,779
	5.92% July 1, 2036
178,570	Freddie Mac	182,413
	4.50% July 1, 2021
3,032,294	Freddie Mac	3,134,433
	5.50% August 1, 2038
1,988,609	Freddie Mac ‡	2,060,527
	5.58% May 1, 2037
151,867	Freddie Mac	155,136
	4.50% April 1, 2021
286,997	Freddie Mac	300,097
	6.00% March 1, 2036
6,854,141	Freddie Mac	7,085,015
	5.50% May 1, 2038
418,130	Freddie Mac	419,089
	4.00% December 1, 2020
333,806	Freddie Mac	345,886
	5.00% March 1, 2022
		$47,589,426

Air Freight --- 0.12%
195,000	FedEx Corp	195,726
	5.50% August 15, 2009
		$195,726

Airlines --- 0.06%
100,000	Southwest Airlines Co	90,636
	7.38% March 1, 2027
		$90,636

Auto Parts & Equipment --- 0.04%
50,000	Cooper-Standard Automotive Inc	3,000
	8.38% December 15, 2014
50,000	Tenneco Inc	36,000
	8.63% November 15, 2014
50,000	United Components Inc	31,750
	9.38% June 15, 2013
		$70,750

Automobiles --- 0.31%
300,000	DaimlerChrysler NA Holding Corp	300,237
	4.88% June 15, 2010
185,000	DaimlerChrysler NA Holding Corp	188,059
	6.50% November 15, 2013
100,000	General Motors Corp § @	12,000
	7.40% September 1, 2025
		$500,296

Banks --- 1.40%
200,000	BB&T Corp	184,836
	5.20% December 23, 2015
750,000	Marshall & Ilsley Bank	734,839
	4.40% March 15, 2010
250,000	PNC Funding Corp	231,694
	5.63% February 1, 2017
250,000	US Bank NA	257,995
	4.95% October 30, 2014
700,000	Wachovia Bank NA	678,449
	4.80% November 1, 2014
200,000	Zions Bancorp	143,959
	5.50% November 16, 2015
		$2,231,772

Biotechnology --- 0.13%
200,000	Genentech Inc	206,639
	4.75% July 15, 2015
		$206,639

Broadcast/Media --- 2.04%
300,000	British Sky Broadcasting Group PLC	300,177
	8.20% July 15, 2009
50,000	CCH II LLC § @	52,750
	10.25% September 15, 2010
600,000	Comcast Cable Communications LLC	660,000
	7.13% June 15, 2013
350,000	Cox Communications Inc	347,440
	5.45% December 15, 2014
250,000	Cox Communications Inc	268,739
	7.13% October 1, 2012
100,000	DirecTV Holdings LLC	100,250
	8.38% March 15, 2013
100,000	DISH DBS Corp	92,250
	6.63% October 1, 2014
50,000	Interpublic Group of Cos Inc **	50,375
	10.00% July 15, 2017
50,000	Kabel Deutschland GmbH	51,563
	10.63% July 1, 2014
100,000	Lamar Media Corp	84,500
	6.63% August 15, 2015
50,000	Newport Television LLC/NTV Finance Corp **	4,000
	13.00% March 15, 2017
500,000	News America Holdings Inc	570,092
	9.25% February 1, 2013
55,501	Nexstar Broadcasting Inc **	15,818
	7.00% January 15, 2014
19,000	Nexstar Broadcasting Inc	6,982
	7.00% January 15, 2014
200,000	Time Warner Cable Inc	199,720
	5.85% May 1, 2017
250,000	Time Warner Cable Inc	291,235
	8.75% February 14, 2019
50,000	Time Warner Inc	52,329
	6.75% April 15, 2011
50,000	Univision Communications Inc **	29,125
	9.75% March 15, 2015
50,000	Videotron Ltee	44,813
	6.38% December 15, 2015
50,000	XM Satellite Radio Inc **	40,687
	13.00% August 1, 2013
		$3,262,845

Building Materials --- 0.08%
50,000	Interline Brands Inc	49,250
	8.13% June 15, 2014
50,000	Nortek Inc	40,125
	10.00% December 1, 2013
50,000	Ply Gem Industries Inc	32,250
	11.75% June 15, 2013
		$121,625

Chemicals --- 1.06%
50,000	Airgas Inc **	46,875
	7.13% October 1, 2018
384,000	Albemarle Corp	336,292
	5.10% February 1, 2015
50,000	Ashland Inc **	52,000
	9.13% June 1, 2017
50,000	Chemtura Corp § @ ~	36,250
	6.88% June 1, 2016
325,000	EI du Pont de Nemours & Co	341,672
	5.00% January 15, 2013
50,000	Koppers Holdings Inc ††	44,875
	Step Bond 0% - 9.88%
	9.88% November 15, 2014
50,000	Nalco Co **	50,250
	8.25% May 15, 2017
100,000	Nalco Co	102,000
	8.88% November 15, 2013
250,000	Praxair Inc	258,295
	4.63% March 30, 2015
200,000	Rohm & Haas Co	178,813
	6.00% September 15, 2017
225,000	RPM International Inc	204,263
	6.50% February 15, 2018
50,000	Terra Capital Inc	45,687
	7.00% February 1, 2017
		$1,697,272

Commercial Mortgage Backed --- 6.66%
500,000	Banc of America Commercial Mortgage Inc ‡	403,336
	5.94% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,725,974
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust ‡	2,152,478
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,520,109
	5.29% December 11, 2049
450,000	Credit Suisse First Boston Mortgage Securities Corp ‡	438,557
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,081,439
	5.44% September 15, 2039
750,000	LB-UBS Commercial Mortgage Trust ‡	613,652
	6.32% April 15, 2041
200,000	Merrill Lynch Mortgage Trust ‡	96,454
	6.46% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	164,213
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust	880,034
	5.33% March 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust ‡	670,720
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I ‡	564,825
	6.08% June 11, 2049
440,000	Morgan Stanley Capital I	329,041
	5.33% December 15, 2043
		$10,640,832

Communications - Equipment --- 0.44%
275,000	Cisco Systems Inc	289,971
	5.25% February 22, 2011
400,000	Harris Corp	408,719
	5.95% December 1, 2017
		$698,690

Computer Hardware & Systems --- 1.14%
50,000	Activant Solutions Inc	38,625
	9.50% May 1, 2016
500,000	Dell Inc	512,488
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	165,341
	6.13% March 1, 2014
200,000	Hewlett-Packard Co	207,935
	5.40% March 1, 2017
175,000	Hewlett-Packard Co	186,939
	5.25% March 1, 2012
500,000	International Business Machines Corp	597,639
	7.63% October 15, 2018
100,000	Seagate Technology HDD Holdings	85,750
	6.80% October 1, 2016
32,000	SMART Modular Technologies Inc ‡	27,840
	6.10% April 1, 2012
		$1,822,557

Computer Software & Services --- 0.57%
100,000	BMC Software Inc	101,825
	7.25% June 1, 2018
100,000	Cisco Systems Inc	105,939
	5.50% February 22, 2016
50,000	CompuCom Systems Inc **	41,562
	12.50% October 1, 2015
50,000	Open Solutions Inc **	20,500
	9.75% February 1, 2015
100,000	Oracle Corp	106,515
	6.50% April 15, 2038
250,000	Oracle Corp	263,711
	5.75% April 15, 2018
50,000	SERENA Software Inc	39,750
	10.38% March 15, 2016
50,000	SS&C Technologies Inc	49,000
	11.75% December 1, 2013
50,000	SunGard Data Systems Inc **	49,000
	10.63% May 15, 2015
100,000	SunGard Data Systems Inc	92,375
	10.25% August 15, 2015
50,000	Terremark Worldwide Inc **	48,000
	12.00% June 15, 2017
		$918,177

Conglomerates --- 0.55%
850,000	General Electric Co	884,439
	5.00% February 1, 2013
		$884,439

Containers --- 0.26%
50,000	Berry Plastics Corp	42,125
	8.88% September 15, 2014
100,000	Crown Americas Inc	97,750
	7.75% November 15, 2015
125,000	Graphic Packaging International Inc	119,375
	9.50% August 15, 2013
50,000	Rock-Tenn Co	50,875
	9.25% March 15, 2016
50,000	Sealed Air Corp **	49,554
	7.88% June 15, 2017
50,000	Solo Cup Co **	50,125
	10.50% November 1, 2013
		$409,804

Distributors --- 0.24%
50,000	Baker & Taylor Inc **	14,000
	11.50% July 1, 2013
50,000	NBC Acquisition Corp	12,500
	11.00% March 15, 2013
75,000	Nebraska Book Co	54,000
	8.63% March 15, 2012
50,000	School Specialty Inc	47,125
	3.75% August 1, 2023
75,000	SGS International Inc	49,125
	12.00% December 15, 2013
200,000	Sysco Corp	203,083
	4.20% February 12, 2013
		$379,833

Electric Companies --- 2.88%
200,000	AmerenUE	199,026
	6.00% April 1, 2018
250,000	Cleveland Electric Illuminating Co	217,809
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	456,982
	5.80% March 15, 2018
300,000	Consolidated Edison Co of New York	314,089
	5.50% September 15, 2016
100,000	Edison Mission Energy	76,750
	7.00% May 15, 2017
500,000	Exelon Generation Co LLC	500,827
	5.35% January 15, 2014
300,000	FPL Group Capital Inc	318,468
	5.35% June 15, 2013
100,000	Inergy LP/Inergy Finance Corp	91,000
	6.88% December 15, 2014
300,000	MidAmerican Energy Co	311,873
	4.65% October 1, 2014
200,000	Northern States Power Co	208,152
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	515,959
	4.20% March 1, 2011
125,000	PPL Energy Supply LLC	102,529
	6.00% December 15, 2036
350,000	PSE&G Power LLC	374,599
	7.75% April 15, 2011
300,000	PSI Energy Inc	317,894
	6.05% June 15, 2016
200,000	Texas Competitive Electric Holdings Co LLC	124,500
	10.25% November 1, 2015
200,000	Virginia Electric & Power Co	211,337
	5.10% November 30, 2012
300,000	Westar Energy Inc	257,264
	5.88% July 15, 2036
		$4,599,058

Electronic Instruments & Equipment --- 0.60%
75,000	Belden Inc	66,375
	7.00% March 15, 2017
90,000	Emerson Electric Co	90,029
	4.88% October 15, 2019
200,000	Emerson Electric Co	215,390
	5.75% November 1, 2011
35,730	FPL Energy National Wind Portfolio LLC **	34,739
	6.13% March 25, 2019
100,000	General Cable Corp	90,750
	7.13% April 1, 2017
120,000	Hubbell Inc	113,875
	5.95% June 1, 2018
110,000	Koninklijke Philips Electronics NV	110,879
	5.75% March 11, 2018
50,000	Sensus Metering Systems Inc	47,000
	8.63% December 15, 2013
200,000	Tyco Electronics Group SA	186,775
	5.95% January 15, 2014
		$955,812

Electronics - Semiconductor --- 0.20%
50,000	Freescale Semiconductor Inc	25,250
	8.88% December 15, 2014
52,468	Freescale Semiconductor Inc *	19,413
	9.13% December 15, 2014
300,000	KLA-Tencor Corp	269,722
	6.90% May 1, 2018
		$314,385

Financial Services --- 3.72%
50,000	AAC Group Holding Corp **	36,250
	10.25% October 1, 2012
50,000	ALH Finance LLC	43,750
	8.50% January 15, 2013
350,000	American Honda Finance Corp **	331,483
	4.63% April 2, 2013
250,000	Bank of America Corp	237,059
	5.38% June 15, 2014
500,000	Boeing Capital Corp	548,649
	6.50% February 15, 2012
300,000	Capital One Capital IV ‡	200,808
	6.75% February 17, 2037
75,000	CEVA Group PLC **	51,000
	10.00% September 1, 2014
150,000	Citigroup Inc	136,552
	5.13% May 5, 2014
50,000	Ford Motor Credit Co	38,226
	8.00% December 15, 2016
225,000	Ford Motor Credit Co	208,137
	9.88% August 10, 2011
50,000	Fox Acquisition Sub LLC **	22,625
	13.38% July 15, 2016
300,000	General Electric Capital Corp	291,861
	4.88% March 4, 2015
192,000	GMAC LLC **	168,000
	6.88% September 15, 2011
63,000	GMAC LLC * **	53,424
	7.00% February 1, 2012
50,000	Hexion US Financial Corp/Hexion Nova Scotia Finance ULC	22,500
	9.75% November 15, 2014
200,000	Household Finance Corp	206,194
	7.00% May 15, 2012
500,000	HSBC Finance Capital Trust IX ‡	264,312
	7.55% November 30, 2035
200,000	International Lease Finance Corp	179,276
	4.88% September 1, 2010
250,000	Invesco Ltd	230,234
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	43,664
	6.70% June 15, 2017
50,000	Janus Capital Group Inc	46,186
	6.25% June 15, 2012
500,000	JPMorgan Chase & Co	496,703
	6.00% January 15, 2018
400,000	National Rural Utilities Cooperative Finance Corp	407,631
	5.45% February 1, 2018
100,000	Nuveen Investments Inc **	69,000
	10.50% November 15, 2015
50,000	Petroplus Finance Ltd **	41,500
	7.00% May 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp *	42,250
	10.63% April 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp	45,250
	9.25% April 1, 2015
250,000	State Street Corp	247,160
	4.30% May 30, 2014
200,000	Textron Financial Corp	163,754
	5.40% April 28, 2013
250,000	Textron Financial Corp ‡ **	112,500
	6.00% February 15, 2067
500,000	Xstrata Finance Canada Ltd **	492,690
	5.50% November 16, 2011
100,000	Yankee Acquisition Corp *	78,000
	9.75% February 15, 2017
500,000	ZFS Finance USA Trust I ‡ **	385,000
	6.15% December 15, 2065
		$5,941,628

Food & Beverages --- 1.93%
50,000	B&G Foods Inc	49,625
	8.00% October 1, 2011
1,825	B&G Foods Inc	11,133
	12.00% October 30, 2016
450,000	Bottling Group LLC	478,115
	5.50% April 1, 2016
100,000	Coca-Cola Co	102,754
	4.88% March 15, 2019
75,000	Constellation Brands Inc	69,375
	7.25% May 15, 2017
100,000	Dean Foods Co	91,250
	7.00% June 1, 2016
75,000	Del Monte Corp	75,937
	8.63% December 15, 2012
220,000	General Mills Inc	231,584
	5.70% February 15, 2017
300,000	Kellogg Co	308,832
	4.25% March 6, 2013
250,000	Kraft Foods Inc	258,504
	5.25% October 1, 2013
400,000	Kraft Foods Inc	431,096
	6.25% June 1, 2012
75,000	Kroger Co	80,829
	6.90% April 15, 2038
225,000	Kroger Co	230,174
	5.00% April 15, 2013
50,000	M-Foods Holdings Inc **	48,125
	9.75% October 1, 2013
100,000	Michael Foods Inc	97,500
	8.00% November 15, 2013
250,000	PepsiCo Inc	262,451
	4.65% February 15, 2013
50,000	Pilgrims Pride Corp § @	38,000
	8.38% May 1, 2017
50,000	Reddy Ice Holdings Inc	31,000
	10.50% November 1, 2012
50,000	Smithfield Foods Inc **	49,375
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	36,375
	7.75% July 1, 2017
50,000	SUPERVALU Inc	48,500
	8.00% May 1, 2016
50,000	Tyson Foods Inc **	54,250
	10.50% March 1, 2014
		$3,084,784

Foreign Governments --- 1.79%
100,000	Banco Nacional de Desenvolvimento Economico e Social **	100,200
	6.50% June 10, 2019
375,952	Government of Argentina	197,375
	8.28% December 31, 2033
150,000	Government of Brazil	151,350
	5.88% January 15, 2019
160,000	Government of Brazil	190,000
	8.25% January 20, 2034
100,000	Government of Colombia	107,650
	7.38% January 27, 2017
100,000	Government of Indonesia	80,936
	6.63% February 17, 2037
100,000	Government of Indonesia **	126,625
	11.63% March 4, 2019
301,000	Government of Mexico	303,558
	6.75% September 27, 2034
100,000	Government of Panama	97,000
	6.70% January 26, 2036
100,000	Government of Peru	97,000
	6.55% March 14, 2037
556,800	Government of Russia	548,170
	7.50% March 31, 2030
100,000	Government of Turkey	102,790
	7.00% September 26, 2016
100,000	Government of Turkey	91,500
	6.88% March 17, 2036
100,000	Government of Uruguay	96,250
	7.63% March 21, 2036
300,000	Government of Venezuela	160,500
	7.65% April 21, 2025
250,000	Government of Venezuela	156,250
	9.38% January 13, 2034
100,000	United Mexican States	104,750
	5.88% February 17, 2014
150,000	United Mexican States	151,500
	5.95% March 19, 2019
		$2,863,404

Gold, Metals & Mining --- 1.16%
200,000	Alcoa Inc	168,910
	5.55% February 1, 2017
50,000	Aleris International Inc § @	563
	9.00% December 15, 2014
315,000	ArcelorMittal	275,625
	6.13% June 1, 2018
250,000	BHP Billiton Finance USA Ltd	260,293
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	519,908
	4.80% April 15, 2013
50,000	Compass Minerals International Inc **	49,563
	8.00% June 1, 2019
300,000	Newmont Mining Corp	280,128
	5.88% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	100,627
	5.88% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	100,058
	6.50% July 15, 2018
50,000	Teck Resources Ltd **	53,750
	10.75% May 15, 2019
50,000	Teck Resources Ltd **	52,375
	10.25% May 15, 2016
		$1,861,800

Health Care Related --- 1.14%
400,000	Aetna Inc	418,179
	5.75% June 15, 2011
50,000	Bausch & Lomb Inc	47,750
	9.88% November 1, 2015
225,000	CIGNA Corp	199,163
	6.35% March 15, 2018
50,000	CRC Health Corp	33,500
	10.75% February 1, 2016
50,000	HCA Inc **	49,000
	8.50% April 15, 2019
262,000	HCA Inc	259,380
	9.63% November 15, 2016
50,000	National Mentor Holdings Inc	43,250
	11.25% July 1, 2014
50,000	Omnicare Inc	45,125
	6.88% December 15, 2015
50,000	Psychiatric Solutions Inc **	45,750
	7.75% July 15, 2015
200,000	Quest Diagnostics Inc	204,126
	6.40% July 1, 2017
50,000	United Surgical Partners International Inc	40,750
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	383,890
	6.00% February 15, 2018
75,000	Viant Holdings Inc **	58,875
	10.13% July 15, 2017
		$1,828,738

Hotels/Motels --- 0.12%
50,000	Royal Caribbean Cruises Ltd	43,687
	7.00% June 15, 2013
50,000	Seminole Hard Rock Entertainment Inc ‡ **	34,500
	3.13% March 15, 2014
150,000	Wyndham Worldwide Corp	117,315
	6.00% December 1, 2016
		$195,502

Household Goods --- 0.21%
50,000	Central Garden & Pet Co	47,812
	9.13% February 1, 2013
50,000	Sealy Mattress Co **	52,375
	10.88% April 15, 2016
50,000	Sealy Mattress Co	41,125
	8.25% June 15, 2014
200,000	Whirlpool Corp	189,923
	5.50% March 1, 2013
		$331,235

Independent Power Producer --- 0.10%
50,000	Dynegy Holdings Inc	38,938
	7.75% June 1, 2019
125,000	NRG Energy Inc	118,281
	7.38% February 1, 2016
		$157,219

Insurance Related --- 2.24%
200,000	ACE INA Holdings Inc	202,455
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	174,252
	5.70% February 15, 2017
375,000	Allstate Corp	371,713
	5.00% August 15, 2014
500,000	AXA	468,419
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	312,244
	4.85% January 15, 2015
210,000	Chubb Corp	217,819
	5.75% May 15, 2018
50,000	CNA Financial Corp	47,580
	6.00% August 15, 2011
100,000	Horace Mann Educators Corp	84,230
	6.85% April 15, 2016
300,000	Massachusetts Mutual Life Insurance Co **	318,568
	8.88% June 1, 2039
250,000	MetLife Inc	254,514
	6.75% June 1, 2016
100,000	MetLife Inc	100,711
	6.82% August 15, 2018
250,000	Pacific Life Corp **	185,385
	6.60% September 15, 2033
250,000	Pacific Life Global Funding **	249,165
	5.15% April 15, 2013
100,000	Prudential Financial Inc	97,044
	5.15% January 15, 2013
140,000	Prudential Financial Inc	121,296
	6.63% December 1, 2037
275,000	St Paul Travelers Co Inc	281,546
	5.50% December 1, 2015
50,000	Universal City Development Partners Ltd	47,625
	11.75% April 1, 2010
50,000	Vanguard Health Holding Co II LLC	47,875
	9.00% October 1, 2014
		$3,582,441

Investment Bank/Brokerage Firm --- 2.36%
525,000	Bear Stearns Cos Inc	553,344
	7.25% February 1, 2018
125,000	Bear Stearns Cos Inc	127,359
	5.70% November 15, 2014
400,000	BlackRock Inc	404,373
	6.25% September 15, 2017
325,000	Eaton Vance Corp	307,518
	6.50% October 2, 2017
200,000	FMR LLC **	171,617
	7.57% June 15, 2029
450,000	Goldman Sachs Group Inc	438,110
	6.15% April 1, 2018
200,000	Goldman Sachs Group Inc	204,119
	5.25% October 15, 2013
250,000	Jefferies Group Inc	247,993
	8.50% July 15, 2019
500,000	Merrill Lynch & Co Inc	501,321
	6.05% August 15, 2012
550,000	Morgan Stanley	519,525
	4.75% April 1, 2014
100,000	Morgan Stanley	99,739
	6.00% April 28, 2015
200,000	Morgan Stanley	199,381
	6.63% April 1, 2018
		$3,774,399

Leisure & Entertainment --- 0.92%
100,000	Ameristar Casinos Inc **	102,000
	9.25% June 1, 2014
50,000	Cinemark USA Inc **	49,375
	8.63% June 15, 2019
50,000	Fontainebleau Las Vegas § ** @	1,875
	10.25% June 15, 2015
50,000	Great Canadian Gaming Corp **	44,000
	7.25% February 15, 2015
50,000	Harrahs Operating Escrow LLC **	47,250
	11.25% June 1, 2017
50,000	Herbst Gaming Inc § @ ~	187
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC ‡ § @ ** ~	500
	0.00% April 1, 2012
75,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * **	58,125
	11.00% November 1, 2012
50,000	Jacobs Entertainment Inc	41,500
	9.75% June 15, 2014
75,000	MGM MIRAGE *	48,188
	5.88% February 27, 2014
50,000	MGM MIRAGE **	54,750
	13.00% November 15, 2013
50,000	MGM MIRAGE **	53,000
	11.13% November 15, 2017
50,000	MGM MIRAGE *	40,000
	8.38% February 1, 2011
50,000	Penn National Gaming Inc	45,500
	6.75% March 1, 2015
50,000	San Pasqual Casino **	40,500
	8.00% September 15, 2013
50,000	Shingle Springs Tribal Gaming Authority **	30,000
	9.38% June 15, 2015
315,000	Time Warner Inc	325,294
	5.50% November 15, 2011
50,000	Tunica Biloxi Gaming Authority **	44,000
	9.00% November 15, 2015
350,000	Walt Disney Co	374,464
	5.70% July 15, 2011
75,000	Wynn Las Vegas LLC *	66,000
	6.63% December 1, 2014
		$1,466,508

Machinery --- 0.86%
350,000	Caterpillar Inc	386,192
	7.00% December 15, 2013
320,000	Dover Corp	330,709
	5.45% March 15, 2018
200,000	Harsco Corp	196,317
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	240,057
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	36,875
	7.38% June 1, 2017
185,000	Roper Industries Inc	184,753
	6.63% August 15, 2013
		$1,374,903

Manufacturing --- 0.03%
50,000	SPX Corp	48,250
	7.63% December 15, 2014
		$48,250

Medical Products --- 0.31%
50,000	Accellent Inc	42,375
	10.50% December 1, 2013
125,000	Biomet Inc	122,500
	11.63% October 15, 2017
145,000	Covidien International Finance SA	153,384
	5.45% October 15, 2012
50,000	Inverness Medical Innovations Inc	48,375
	9.00% May 15, 2016
75,000	Universal Hospital Services Inc	70,687
	8.50% June 1, 2015
75,000	VWR Funding Inc	59,250
	10.25% July 15, 2015
		$496,571

Miscellaneous --- 0.23%
50,000	American Achievement Corp **	46,750
	8.25% April 1, 2012
100,000	Capmark Financial Group Inc	23,581
	8.30% May 10, 2017
100,000	Jarden Corp *	87,500
	7.50% May 1, 2017
75,000	Kansas City Southern Railway Co	69,750
	8.00% June 1, 2015
100,000	Rainbow National Services LLC **	103,625
	10.38% September 1, 2014
50,000	Stena AB	42,125
	7.50% November 1, 2013
		$373,331

Office Equipment & Supplies --- 0.03%
50,000	Interface Inc **	51,750
	11.38% November 1, 2013
		$51,750

Oil & Gas --- 3.31%
300,000	Anadarko Petroleum Corp	295,987
	5.95% September 15, 2016
50,000	BASiC Energy Services Inc	39,750
	7.13% April 15, 2016
400,000	Canadian Natural Resources Ltd	376,629
	5.85% February 1, 2035
150,000	Chesapeake Energy Corp	132,375
	6.88% January 15, 2016
50,000	Compagnie Generale de Geophysique SA	45,500
	7.75% May 15, 2017
130,000	Conoco Funding Co	142,511
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	531,748
	5.50% April 15, 2013
300,000	Consolidated Natural Gas Co	306,995
	5.00% December 1, 2014
50,000	El Paso Corp	40,785
	7.80% August 1, 2031
155,000	Enbridge Inc	151,932
	5.60% April 1, 2017
50,000	Forest Oil Corp	44,750
	7.25% June 15, 2019
100,000	Gaz Capital SA	96,875
	8.63% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co **	42,250
	7.75% November 1, 2015
100,000	Holly Energy Partners LP	86,250
	6.25% March 1, 2015
600,000	Husky Oil Ltd	644,612
	7.55% November 15, 2016
250,000	Kinder Morgan Energy Partners LP	260,632
	5.85% September 15, 2012
50,000	Linn Energy LLC **	48,625
	11.75% May 15, 2017
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	86,500
	8.75% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	102,500
	9.63% March 1, 2013
50,000	Pacific Energy Partners LP/Pacific Energy Finance Corp	47,959
	6.25% September 15, 2015
200,000	PEMEX Project Funding Master Trust	215,760
	9.13% October 13, 2010
100,000	Petrobras International Finance Co	109,000
	7.88% March 15, 2019
75,000	Plains Exploration & Production Co	70,125
	7.75% June 15, 2015
111,125	Qatar Petroleum **	112,885
	5.58% May 30, 2011
50,000	SandRidge Energy Inc **	42,750
	8.00% June 1, 2018
250,000	Spectra Energy Capital LLC	255,966
	6.25% February 15, 2013
50,000	Valero Energy Corp	53,171
	6.88% April 15, 2012
50,000	Valero Energy Corp	48,370
	4.75% April 1, 2014
150,000	Valero Energy Corp	143,527
	7.50% April 15, 2032
100,000	Weatherford International Ltd	98,201
	6.00% March 15, 2018
40,000	Weatherford International Ltd	38,514
	7.00% March 15, 2038
155,000	XTO Energy Inc	163,105
	6.25% August 1, 2017
300,000	XTO Energy Inc	306,598
	6.38% June 15, 2038
105,000	XTO Energy Inc	109,615
	6.75% August 1, 2037
		$5,292,752

Paper & Forest Products --- 0.25%
50,000	Clearwater Paper Corp **	51,000
	10.63% June 15, 2016
50,000	Georgia-Pacific LLC **	48,500
	8.25% May 1, 2016
50,000	NewPage Corp	14,000
	12.00% May 1, 2013
50,000	Verso Paper Holdings LLC **	45,750
	11.50% July 1, 2014
300,000	Weyerhaeuser Co	239,447
	7.38% March 15, 2032
		$398,697

Personal Loans --- 0.80%
400,000	American Express Credit Corp	397,187
	5.88% May 2, 2013
250,000	Capital One Bank USA NA	255,406
	8.80% July 15, 2019
250,000	Capital One Financial Corp	257,795
	7.38% May 23, 2014
320,000	HSBC Finance Corp *	323,815
	4.75% April 15, 2010
50,000	Lender Processing Services	49,000
	8.13% July 1, 2016
		$1,283,203

Pharmaceuticals --- 0.54%
350,000	Abbott Laboratories	378,168
	5.15% November 30, 2012
300,000	Eli Lilly & Co	314,317
	5.20% March 15, 2017
150,000	Pharmacia Corp	166,469
	6.50% December 1, 2018
		$858,954

Pollution Control --- 0.55%
100,000	Allied Waste North America Inc	101,500
	7.25% March 15, 2015
750,000	Republic Services Inc	778,680
	6.75% August 15, 2011
		$880,180

Printing & Publishing --- 0.11%
100,000	Dex Media Inc § @	15,000
	9.00% November 15, 2013
100,000	Dex Media West § @	15,250
	9.88% August 15, 2013
50,000	Idearc Inc § @	1,313
	8.00% November 15, 2016
75,000	MediMedia USA Inc **	45,000
	11.38% November 15, 2014
50,000	Nielsen Finance LLC **	48,625
	11.50% May 1, 2016
50,000	Nielsen Finance LLC **	49,625
	11.63% February 1, 2014
75,000	Reader's Digest Association Inc	3,375
	9.00% February 15, 2017
		$178,188

Railroads --- 0.82%
375,000	Burlington Northern Santa Fe Corp	379,536
	4.88% January 15, 2015
400,000	Norfolk Southern Corp	422,050
	6.75% February 15, 2011
500,000	Union Pacific Corp	502,747
	4.88% January 15, 2015
		$1,304,333

Real Estate --- 0.35%
300,000	AMB Property LP	278,206
	6.30% June 1, 2013
50,000	Host Hotels & Resorts LP	47,000
	7.13% November 1, 2013
50,000	Host Hotels & Resorts LP	45,000
	6.88% November 1, 2014
100,000	Simon Property Group LP	93,016
	6.13% May 30, 2018
100,000	Ventas Realty LP	89,625
	6.50% June 1, 2016
		$552,847

Restaurants --- 0.06%
50,000	Dave & Buster's Inc	45,750
	11.25% March 15, 2014
50,000	NPC International Inc	45,500
	9.50% May 1, 2014
		$91,250

Retail --- 1.16%
175,000	Best Buy Co Inc	181,142
	6.75% July 15, 2013
400,000	Costco Wholesale Corp	429,888
	5.30% March 15, 2012
100,000	CVS Caremark Corp	100,517
	5.75% June 1, 2017
75,000	Dollar General Corp	81,000
	11.88% July 15, 2017
75,000	General Nutrition Centers Inc ‡	60,000
	7.20% March 15, 2014
200,000	JC Penney Corp Inc	175,534
	5.75% February 15, 2018
50,000	Limited Brands Inc **	47,904
	8.50% June 15, 2019
75,000	Macy's Retail Holdings Inc	52,634
	6.90% April 1, 2029
50,000	Sally Holdings LLC *	49,500
	10.50% November 15, 2016
300,000	Target Corp	324,219
	5.88% March 1, 2012
225,000	Wal-Mart Stores Inc	241,799
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	103,902
	4.25% April 15, 2013
		$1,848,039

Specialized Services --- 0.63%
50,000	AMR HoldCo/EmCare HoldCo Inc	50,750
	10.00% February 15, 2015
150,000	ARAMARK Corp	145,500
	8.50% February 1, 2015
50,000	ASG Consolidated LLC	45,750
	11.50% November 1, 2011
50,000	Ceridian Corp	41,813
	11.25% November 15, 2015
100,000	Education Management LLC	97,750
	10.25% June 1, 2016
50,000	Global Cash Access Inc	46,250
	8.75% March 15, 2012
50,000	Hertz Corp *	44,500
	10.50% January 1, 2016
50,000	Hertz Corp	46,000
	8.88% January 1, 2014
100,000	KAR Holdings Inc	82,000
	10.00% May 1, 2015
50,000	Knowledge Learning Corp Inc **	46,500
	7.75% February 1, 2015
50,000	R H Donnelley Corp § @	2,562
	6.88% January 15, 2013
50,000	RSC Equipment Rental Inc **	48,660
	10.00% July 15, 2017
75,000	US Investigations Services Inc **	61,125
	10.50% November 1, 2015
250,000	Visant Holding Corp	245,625
	8.75% December 1, 2013
50,000	WDAC Subsidiary Corp ** ~	10,625
	8.38% December 1, 2014
		$1,015,410

Telephone & Telecommunications --- 3.12%
250,000	America Movil SAB de CV	252,134
	5.75% January 15, 2015
540,000	AT&T Inc	560,946
	5.10% September 15, 2014
450,000	AT&T Inc	494,200
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	365,643
	8.75% March 1, 2031
50,000	CC Holdings GS V LLC **	48,750
	7.75% May 1, 2017
300,000	Deutsche Telekom International Finance BV	301,944
	4.88% July 8, 2014
104,000	Digicel Group Ltd **	86,320
	9.13% January 15, 2015
250,000	Embarq Corp	252,360
	6.74% June 1, 2013
50,000	Intelsat Bermuda Ltd	51,000
	11.25% June 15, 2016
250,000	Intelsat Intermediate Holding Co Ltd ** ††	223,750
	Step Bond 0% - 9.50%
	10.77% February 1, 2015
125,000	MetroPCS Wireless Inc	124,219
	9.25% November 1, 2014
50,000	Nextel Communications Inc	39,875
	7.38% August 1, 2015
75,000	Qwest Corp	75,563
	8.88% March 15, 2012
350,000	Rogers Communications Inc	375,209
	6.80% August 15, 2018
250,000	Sprint Capital Corp	206,875
	6.90% May 1, 2019
280,000	Telecom Italia Capital SA	282,839
	4.88% October 1, 2010
250,000	Telefonica Emisiones SAU	263,534
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	332,440
	7.05% June 20, 2036
75,000	Verizon Communications Inc	76,932
	6.10% April 15, 2018
200,000	Verizon Global Funding Corp	212,948
	7.25% December 1, 2010
50,000	Virgin Media Finance PLC	49,250
	9.50% August 15, 2016
50,000	Vodafone Group PLC	52,672
	5.35% February 27, 2012
100,000	Vodafone Group PLC	101,567
	5.63% February 27, 2017
50,000	West Corp	41,750
	11.00% October 15, 2016
125,000	West Corp	109,375
	9.50% October 15, 2014
		$4,982,095

Textiles --- 0.06%
100,000	Phillips-Van Heusen Corp	98,250
	8.13% May 1, 2013
		$98,250

Tobacco --- 0.51%
50,000	Alliance One International Inc **	47,375
	10.00% July 15, 2016
100,000	Altria Group Inc	112,291
	9.25% August 6, 2019
450,000	Philip Morris International Inc	471,687
	5.65% May 16, 2018
200,000	Reynolds American Inc	192,542
	7.75% June 1, 2018
		$823,895

U.S. Governments --- 13.54%
7,000,000	United States of America *	6,792,730
	1.88% April 30, 2014
3,000,000	United States of America *	2,901,570
	3.13% May 15, 2019
5,000,000	United States of America	4,834,375
	2.63% April 30, 2016
3,000,000	United States of America *	2,922,420
	1.88% February 28, 2014
1,500,000	United States of America	1,548,516
	4.50% May 15, 2038
2,500,000	United States of America	2,474,600
	4.25% May 15, 2039
150,000	United States of America	159,984
	4.13% May 15, 2015
		$21,634,195

Utilities --- 0.51%
50,000	AmeriGas Partners LP	46,875
	7.25% May 20, 2015
50,000	Regency Energy Partners LP	48,250
	8.38% December 15, 2013
250,000	Sempra Energy	302,821
	9.80% February 15, 2019
350,000	Southern California Gas Co	377,543
	5.50% March 15, 2014
50,000	Southern Star Central Corp	44,562
	6.75% March 1, 2016
		$820,051

Whole Loan --- 0.57%
998,220	Wells Fargo Mortgage Backed Securities Trust	910,564
	Series 2003-18 Class A1
	5.50% December 25, 2033
		$910,564

TOTAL BONDS --- 96.46%		$154,165,733
(Cost $156,837,503)

PREFERRED STOCK

Shares		Value ($)

Financial Services --- 0.01%
43	Preferred Blocker Inc **	18,493

TOTAL PREFERRED STOCK --- 0.01%		$18,493
(Cost $3,617)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,054,000	Fannie Mae	2,054,000
	0.01% July 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.29%		$2,054,000
(Cost $2,054,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
11,838,515	BNP Paribas Securities Corp	11,838,515
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 7.41%		$11,838,515
(Cost $11,838,515)

OTHER ASSETS & LIABILITIES --- (5.16%)		$(8,252,003)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%		$159,824,738
(Cost $170,733,635)

Legend

*	A portion or all of the security is on loan at June 30, 2009.
‡	Represents the current interest rate for variable rate security.
§	Security in default at June 30, 2009.
@	Security in bankruptcy at June 30, 2009.
**	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
~	Illiquid Security
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2009.

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,060.03	$3.58

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009